UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
August 31, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 139
Form Information Table Value Total: $209,948,490




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
7464301
167500
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
76800
128000
 Sole
ACCESS PHARMACEUTICALS INC-
common-
004305108
47870
13677
sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
01855A101
329696
6950
sole
ALZA CORP CL A
common-
022615108
224675
3800
sole
AMBASE CORP-
Common-
023164106
106738
128600
sole
AMERICAN EXPRESS CO -
common-
025816109-
6340024
121631
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
8830972
150314
 Sole
AMER INTL GROUP INC-
common-
026874107-
8910035
75830
 Sole
AO TATNEFT-
common-
0373P306
106969
10848
sole
APPLIED MATERIALS-
common-
038222105-
1241563
13700
 Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
2233232
89421
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
240497
4490
 Sole
BANK AMER CORP -
common-
060505104-
279887
6509
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1863272
40070
 Sole
BANK ONE CORP-
Common-
06423A103
280932
10576
sole
BARRA INC-
common-
068313105-
6319481
127504
 Sole
BECTON DICKINSON & CO-
common-
075887109-
346408
12075
 Sole
BELL ATLANTIC CORP -
common-
077853111-
201220
3960
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
11651200
6620
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
435610
27440
sole
BOEING CO -
common-
097023105-
437698
10468
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
1074696
19000
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5197901
89234
 Sole
CABLEVISION SYS CORP-
Common-
12686C109
964371
14208
sole
CADBURY SCHWEPPES PLC ADR-
common-
127209302-
322088
12270
 Sole
CENDANT CORP PFD 7.500% CONV
Preferred
151313301
317551
114600
sole
CENDANT CORP
Common
151313103
157850
11275
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
51500
10700
sole
CHEVRON CORP-
common-
166751107-
576389
6796
 Sole
CHOICEPOINT INC -
common-
170388102-
557585
12530
 Sole
CHRIS-CRAFT INDUSTRIES INC-
Common-
170520100
276273
4182
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
3696134
117569
 Sole
CISCO SYS INC-
common-
17275R102-
702245
11048
 Sole
CITIGROUP INC.-
common-
172967101-
712276
11822
 Sole
CMS ENERGY COPR CONV 8.75%-
preferred-
125896308
204400
7300
sole
COCA COLA CO -
common-
191216100-
825441
14371
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
375177
6266
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105-
1536411
32646
 Sole
CORECOMM LTD-
common-
G2422R109
402286
20630
 Sole
CORNING INC -
common-
219350105-
2735453
10136
 Sole
DANAHER CORP -
common-
235851102-
360897
7300
 Sole
DATA BROADCASTING CORP-
common-
237596101
127995
20275
sole
DISNEY WALT CO -
common-
254687106-
8536476
219939
 Sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
345581
7899
 Sole
DUFF & PHELPS UTIL & CORP BD TR INC
Common
26432K108
551689
48500
 Sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
295970
7175
sole
EQUIFAX INC-
common-
294429105-
620685
23652
 Sole
EXXON CORP-
common-
302290101-
785000
10000
 Sole
EXXON MOBIL CORP
Common-
30231G102
1743721
22213
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
1895782
130178
 Sole
FEDERAL HOME LN MTG CORP-
common-
313400301-
4137399
102158
 Sole
FIDELITY NATIONAL FINANCIAL CORP-
common-
316326107
340256
18580
sole
FIFTH THIRD BANCORP -
common-
316773100-
263816
4171
 Sole
FIRST UNION CORP-
common-
337358105-
255178
10284
 Sole
FLOWERS INDUSTRIES INC-
common-
343496105-
286111
14350
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
397998
11925
 Sole
GANNETT CO INC
Common-
364730101
287102
4800
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2515380
47460
 Sole
GENERAL MILLS INC -
common-
370334104-
281520
7360
 Sole
GIGA INFORMATION GROUP INC-
Common-
37517M109
89375
16250
sole
GILLETTE CO -
common-
375766102-
457478
13094
 Sole
GTE CORP -
common-
362320103-
381904
6135
 Sole
HARRIS CORP DEL-
common-
413875105-
476513
14550
 Sole
HEXCEL CORP CONV 8/1/03 7.00%
Preferred-
428291AA6
278050
335000
 Sole
HSB GROUP INC-
Common-
40428N109
247444
7950
sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
333438
2500
 Sole
IDT CORP-
common-
448947101
358894
10575
sole
IMS HEALTH INC-
common-
449934108-
8145810
452545
 Sole
INTERPUBLIC GROUP COS-
common-
460690100-
529502
12314
 Sole
INTL BUSINESS MACH -
common-
459200101-
449428
4102
 Sole
JOHNSON & JOHNSON -
common-
478160104-
6895207
67683
 Sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472204-
665950
14020
 Sole
LABRANCHE & CO INC
Common-
505447102
227844
15850
 Sole
LASALLE RE HOLDINGS LTD-
common-
G5383Q101
255384
18000
 Sole
LEUCADIA NATIONAL CORP-
common-
527288104
1563598
68540
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100-
370040
4205
 Sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
1563598
68540
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
452570
5420
 Sole
LYNCH INTERACTIVE CORP-
Common-
551146103
246750
2625
sole
M & T BANK CORP-
common-
55261F104-
1771200
3936
 Sole
MCDONALDS CORP -
common-
580135101-
2345020
71195
 Sole
MEDPARTNERS INC THRESHOLD APP-
preferred-
58503X206-
176079
19700
 Sole
MERCK & CO INC-
common-
589331107-
6593739
86052
 Sole
MICROSOFT CORP-
common-
594918104-
244000
3050
 Sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
263588
3195
 Sole
MONSANTO CO CVT PFD SER 6.5000%
Preferred
611662305
246613
5450
sole
MOTOROLA INC -
common-
620076109-
771711
26553
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
222625
17125
sole
NORFOLK SOUTHERN CRP
Common-
655844108
218053
14659
 Sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
1400411
54918
sole
NUVEEN PERFORMANCE PLUS MUN FD-
common-
67062P108
243540
20295
sole
OJSC ROSTELECOM ADS-
Common-
778529107
316918
23260
sole
OMNICOM GROUP-
common-
681919106-
267189
3000
 Sole
PALL CORP -
common-
696429307-
726144
39251
 Sole
PFIZER INC-
common-
717081103-
8906256
185547
 Sole
PHARMACIA CORPORATION-
common-
71713U102
548977
10621
sole
PHILIP MORRIS COS -
common-
718154107-
739835
27852
 Sole
PICO HOLDINGS INC-
Common-
693366205
258418
18376
sole
PIER 1 INC-
common-
720279108-
673598
69087
 Sole
PIONEER INTEREST SHS-
Common-
723703104
396503
36250
 Sole
PLAINS RES INC-
Common-
726540503
160000
10000
 Sole
PRENTISS PPTYS-
common-
740706106-
264000
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
36250
29000
 Sole
PRISON RLTY CORP-
Common-
74264N105
35225
11500
 Sole
PROCTER & GAMBLE CO -
common-
742718109-
219840
3840
 Sole
RAYTHEON CO CL B-
Common-
755111408
233888
12150
 Sole
RCN CORP -
common-
749361101-
3025872
119246
 Sole
REPAP ENT CORP -
common-
76026M309-
835
13250
 Sole
REYNOLDS R J TOB HOLDINGS INC-
common-
76182K105
207636
7432
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
624248
10140
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103-
229485
5306
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
2162747
42827
 Sole
SCHLUMBERGER LTD-
Common-
806857108
343276
4600
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
7752244
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
391784
7955
sole
SERVICEMASTER CO-
common-
81760N109-
7219218
634656
 Sole
SLM HLDGS CORP -
common-
78442A109-
520405
13900
 Sole
SOUTHDOWN INC-
Common-
841297104
1155000
20000
 Sole
STATE STREET CORP -
common-
857477103-
1728721
16299
 Sole
TELEPHONE & DATA SYS INC -
common-
879433100-
1373726
13703
 Sole
TEXACO INC-
common-
881694103-
550233
10333
 Sole
TRW INC-
common-
872649108-
373026
8600
 Sole
US OFFICE PRODS CO NEW-
Common-
912325305
20794
58935
sole
UNITED GLOBAL CO CL A
Common-
913247508
661980
14160
 Sole
US REALTEL INC-
common-
902979103
145760
20280
sole
UST INC-
common-
902911106
177724
12100
sole
VIACOM INC CL B-
common-
925524308
791797
11612
sole
VIMPEL COMMUNICATIONS SPN ADR-
68370R109
439959
19885
 Sole
VLASIC FOODS INTL INC-
Common-
928559103
262372
161459
sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
441522
10655
 sole
VOICESTREAM WIRELESS CORP-
Common-
928615103
220848
1899
sole
VORNADO RLTY TR-
common-
929042109
341766
9835
sole
WASHINGTON POST CO CL B -
common-
939640108-
10113105
21157
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
115376
18460
sole
WELLS FARGO & CO NEW-
common-
949746101-
616513
15910
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
983385
4797
 Sole
WORLDCOM INC GA NEW-
common-
98157D106
315482
6877
sole
XEROX CORP-
common-
984121103-
229039
11038
 Sole

TOTAL-209948490